Borrowings - Summary (Details) $ in Thousands, € in Millions, ¥ in Millions, ¥ in Millions	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 JPY (¥)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of detailed information about borrowings [line items]
Short-term borrowings				$ 308,311	$ 176,957	$ 62,872
Long-term borrowings				1,876,236	1,265,811	466,232
Total borrowings				2,184,547	1,442,768	529,104
Total current borrowings and current portion of non-current borrowings				440,608	209,174	113,068
Non-current maturities of long-term debt				1,743,939	1,233,594	416,036
Borrowings other than bonds and notes
Disclosure of detailed information about borrowings [line items]
Short-term borrowings				308,311	176,957	62,872
Total borrowings				2,184,547	1,442,768	529,104
Current maturities of long-term borrowings				132,297	32,217	50,196
Non-current maturities of long-term debt				1,743,939	1,233,594	416,036
Short-term commercial bank loans
Disclosure of detailed information about borrowings [line items]
Short-term borrowings				308,311	176,957	62,872
2013 USD loan (SMIC Shanghai)
Disclosure of detailed information about borrowings [line items]
Long-term borrowings				10,760	10,760	10,760
2015 USD loan (SMIC Shanghai)
Disclosure of detailed information about borrowings [line items]
Long-term borrowings					39,641	52,854
2015 CDB USD loan (SJ Jiangyin)
Disclosure of detailed information about borrowings [line items]
Long-term borrowings					2,000	20,000
2015 RMB loan I (SMIC Shanghai)
Disclosure of detailed information about borrowings [line items]
Long-term borrowings				153,041	144,155	154,095
2015 RMB loan II (SMIC Shanghai)
Disclosure of detailed information about borrowings [line items]
Long-term borrowings				72,694	68,473	73,195
2015 CDB RMB loan (SMIC Beijing)
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	¥ 191.0			29,231	28,110	30,048
2016 CDB RMB loan (SMIC Beijing)
Disclosure of detailed information about borrowings [line items]
Long-term borrowings				223,440	210,466
2017 CDB RMB loan (SMIC Shenzhen)
Disclosure of detailed information about borrowings [line items]
Long-term borrowings				185,792
2015 EXIM RMB loan (SMIC Shanghai)
Disclosure of detailed information about borrowings [line items]
Long-term borrowings				76,520	72,077	73,966
2017 EXIM RMB loan (SMIC Shanghai)
Disclosure of detailed information about borrowings [line items]
Long-term borrowings				153,041
2014 EXIM RMB loan (SMIC Beijing)
Disclosure of detailed information about borrowings [line items]
Long-term borrowings						36,983
2016 EXIM RMB loan I (SMIC Beijing)
Disclosure of detailed information about borrowings [line items]
Long-term borrowings				36,730	34,597
2016 EXIM RMB loan II (SMIC Beijing)
Disclosure of detailed information about borrowings [line items]
Long-term borrowings				61,216	57,662
2017 EXIM RMB loan (SMIC Beijing)
Disclosure of detailed information about borrowings [line items]
Long-term borrowings				76,520
2016 EXIM RMB loan (SMIC)
Disclosure of detailed information about borrowings [line items]
Long-term borrowings				76,520	72,077
2017 EXIM RMB loan (SMIC Tianjin)
Disclosure of detailed information about borrowings [line items]
Long-term borrowings				76,520
2017 EXIM USD loan (SMIC Tianjin)
Disclosure of detailed information about borrowings [line items]
Long-term borrowings				25,000
2017 EXIM RMB loan (SMIC Shenzhen)
Disclosure of detailed information about borrowings [line items]
Long-term borrowings				76,520
2015 RMB entrust loan (SJ Jiangyin)
Disclosure of detailed information about borrowings [line items]
Long-term borrowings						$ 14,331
2014 Cassa Depositie Prestiti loan (LFoundry)
Disclosure of detailed information about borrowings [line items]
Long-term borrowings			€ 24.4	25,871	26,026
2014 MPS capital service loan (LFoundry)
Disclosure of detailed information about borrowings [line items]
Long-term borrowings			4.8	5,132	4,578
2014 Citizen Finetech Miyota loan (LFoundry)
Disclosure of detailed information about borrowings [line items]
Long-term borrowings		¥ 439.0		3,502	3,926
2017 Banca del Mezzogiorno loan (LFoundry)
Disclosure of detailed information about borrowings [line items]
Long-term borrowings				1,529
Finance lease payables
Disclosure of detailed information about borrowings [line items]
Long-term borrowings				6,252	7,057
Loans from non-controlling interests shareholders
Disclosure of detailed information about borrowings [line items]
Long-term borrowings			€ 10.6	12,750	1,627
Others
Disclosure of detailed information about borrowings [line items]
Long-term borrowings				$ 487,655	$ 482,579